Trade and Other Payables and Accrued Liabilities	12 Months Ended
Sep. 30, 2024
Trade and other payables [abstract]
Trade And Other Payables And Accrued Liabilities
18.
TRADE AND OTHER PAYABLES AND ACCRUED LIABILITIES

	September 30, 2024	September 30, 2023
Trade payables	74,680	79,555
Other payables	61,600	43,457
Trade and other payables	136,280	123,012

Other payables consist of refund liabilities, other liabilities for invoices not yet received or not yet approved and still under review at period end.

	September 30, 2024	September 30, 2023
Accruals for personnel	21,969	26,040
Accruals for audit and closing fees	4,283	4,251
Other accruals	3,159	8,354
Accrued liabilities	29,411	38,645

Other accruals as of September 30, 2024, consist primarily of accruals for litigations, commission, and other levies. The main component of Other accruals as of September 30, 2023 relate to IPO legal fees.